PROPERTY, PLANT & EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant & equipment [Table Text Block]
Cost	Property acquisition costs	Mineral properties	Plant and equipment	Construction in progress	Total
As at January 1, 2022	109,526	560,622	778,721	42,967	1,491,836
Additions	-	67,536	19,401	115,523	202,460
Changes in rehabilitation cost asset	-	28,164	-	-	28,164
Disposals	-	(289)	(13,558)	-	(13,847)
Foreign exchange translation	5,916	5,235	2,947	2,900	16,998
Transfers between categories	-	-	15,672	(15,672)	-
As at December 31, 2022	115,442	661,268	803,183	145,718	1,725,611
Additions	-	102,346	31,305	72,690	206,341
Cariboo acquisition (Note 4)	-	34,520	75,686	5,373	115,579
Changes in rehabilitation cost asset	-	12,673	-	-	12,673
Disposals	-	-	(18,911)	-	(18,911)
Foreign exchange translation	(2,029)	(2,415)	(1,516)	(2,082)	(8,042)
Transfers between categories	-	-	17,975	(17,975)	-
As at December 31, 2023	113,413	808,392	907,722	203,724	2,033,251

Accumulated depreciation
As at January 1, 2022	-	325,633	328,364	-	653,997
Depletion and amortization	-	11,415	44,316	-	55,731
Disposals	-	-	(13,357)	-	(13,357)
As at December 31, 2022	-	337,048	359,323	-	696,371
Depletion and amortization	-	14,008	54,732	-	68,740
Disposals	-	-	(17,861)	-	(17,861)
As at December 31, 2023	-	351,056	396,194	-	747,250

Net book value
As at December 31, 2022	115,442	324,220	443,860	145,718	1,029,240
As at December 31, 2023	113,413	457,336	511,528	203,724	1,286,001

Disclosure of additions and other items in net book value of property, plant & equipment [Table Text Block]
	As at December 31,
	2023	2022
Net book value beginning of year	1,029,240	837,839
Additions:
Gibraltar capitalized stripping costs	61,614	36,312
Gibraltar sustaining capital expenditures	32,724	20,015
Gibraltar capital expenditures	31,291	29,551
Cariboo acquisition (Note 4)	115,579	-
Florence Copper development costs	68,043	103,072
Yellowhead development costs	826	698
Aley development costs	1,011	557
Other items:
Right of use assets	10,981	12,254
Rehabilitation costs asset (Note 20)	12,673	28,164
Disposals	(1,199)	(200)
Foreign exchange translation and other	(8,042)	16,709
Depletion and amortization	(68,740)	(55,731)
Net book value as at December 31	1,286,001	1,029,240

Disclosure of net book value of property, plant & equipment [Table Text Block]
Net book value	Gibraltar Mine	Florence Copper	Yellowhead	Aley	Other	Total
As at December 31, 2022	610,399	380,987	21,950	14,873	1,031	1,029,240
Cariboo acquisition (Note 4)	115,579	-	-	-	-	115,579
Net additions	135,234	68,162	884	1,011	-	205,291
Changes in rehabilitation cost asset (Note 20)	12,673	-	-	-	-	12,673
Depletion and amortization	(68,377)	-	(8)	-	(355)	(68,740)
Foreign exchange translation	-	(8,042)	-	-	-	(8,042)
As at December 31, 2023	805,508	441,107	22,826	15,884	676	1,286,001